Supplement Dated October 21, 2024

To The Prospectus Dated April 29, 2024, as amended October 21, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Emerging Markets Equity Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Fund generally invests in securities of companies located in different regions and in at least three different countries. The Fund may concentrate, or invest a significant portion of its assets, in the securities of companies in one or a few countries or regions.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Global Natural Resources Fund, please delete the second paragraph in the entirety and replace with the following:

Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from (directly or indirectly through subsidiaries), oil, gas, exploring, mining, extracting, refining, processing, transporting, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), water, hydrocarbons (e.g., coal, oil and natural gas), timber land, underdeveloped real property and agricultural products (e.g., fertilizers and agricultural chemicals). The Fund normally invests in a portfolio consisting of companies in a variety of natural resource related sectors, such as energy, chemicals, oil, gas, paper, mining, steel or agricultural products. Under certain circumstances, however, the Fund will concentrate its investments in one or more of these sectors.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Consumer Staples Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The consumer staples sector currently consists of companies representing food and staples retailing, food, beverage, and tobacco companies, and household and personal products companies. The Fund will concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Industrials Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index. The Index measures the performance of the industrials sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Materials Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate in certain industries in the materials sector to the extent such industries are represented in the Index. The Index measures the performance of the materials sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Real Estate Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Utilities Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate in certain industries in the utilities sector to the extent such industries are represented in the Index. The Index measures the performance of the utilities sector of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar PitchBook Listed Private Equity Index Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate its investments in the capital markets industry to the extent that the Index is designed to track is also so concentrated. As such, the Fund’s investments may be concentrated in the private equity/venture capital industry.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar SMID Moat Focus Index Fund, please delete the seventh paragraph in the entirety and replace with the following:

The Fund will concentrate its investments in an industry or group of industries to the extent the Index that the Fund is designed to track is also concentrated. As of December 31, 2023, the consumer discretionary sector represented a significant portion of the Index.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar U.S. Sustainability Index Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund, under normal circumstances, seeks to invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the Morningstar US Sustainability Index (the “Index”), including depositary receipts representing securities of the Index. The Fund seeks to track the investment results of the Index, which is designed to provide broad U.S. equity market exposure with lower ESG risk. The Index includes large- and mid-capitalization companies and employs a best-in-class stock selection process to reduce exposure to companies with high ESG risk relative to their sector peers, targeting coverage of 50% of the Morningstar US Large-Mid Cap Index (the “parent index”) by float-adjusted market capitalization. Sector constraints are applied to preserve market-like exposure. The Fund’s investments will be concentrated in certain industries to the extent such industries are represented in the Index.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar Wide Moat Index Fund, please delete the last paragraph in the entirety and replace with the following:

The Fund will concentrate its investments in an industry or group of industries to the extent the Index that the Fund is designed to track is also concentrated.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Emerging Markets Equity Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Fund generally invests in securities of companies located in different regions and in at least three different countries. The Fund may concentrate, or invest a significant portion of its assets, in the securities of companies in one or a few countries or regions.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Global Natural Resources Fund, please delete the third paragraph in the entirety and replace with the following:

Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from (directly or indirectly through subsidiaries), oil, gas, exploring, mining, extracting, refining, processing, transporting, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), water, hydrocarbons (e.g., coal, oil and natural gas), timber land, underdeveloped real property and agricultural products (e.g., fertilizers and agricultural chemicals). The Fund normally invests in a portfolio consisting of companies in a variety of natural resource related sectors, such as energy, chemicals, oil, gas, paper, mining, steel or agricultural products. Under certain circumstances, however, the Fund will concentrate its investments in one or more of these sectors.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Consumer Staples Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The consumer staples sector currently consists of companies representing food and staples retailing, food, beverage, and tobacco companies, and household and personal product companies. The Fund will concentrate in certain industries in the consumer staples sector to the extent such industries are represented in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Industrials Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Fund will concentrate in certain industries in the industrials sector to the extent such industries are represented in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Materials Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Fund will concentrate in certain industries in the materials sector to the extent such industries are represented in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Real Estate Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Fund will concentrate in certain industries in the real estate sector to the extent such industries are represented in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Utilities Sector Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Fund will concentrate in certain industries in the utilities sector to the extent such industries are represented in the Index. When replicating a capitalization-weighted index such as the Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar PitchBook Listed Private Equity Index Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund will concentrate its investments in the capital markets industry to the extent that the Index is designed to track is also so concentrated. As such, the Fund’s investments may be concentrated in the private equity/venture capital industry.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar SMID Moat Focus Index Fund, please delete the seventh paragraph in the entirety and replace with the following:

The Fund will concentrate its investments in an industry or group of industries to the extent the Index that the Fund is designed to track is also concentrated. As of December 31, 2023, the consumer discretionary sector represented a significant portion of the Index.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Morningstar U.S. Sustainability Index Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund, under normal circumstances, seeks to invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the Morningstar US Sustainability Index (the “Index”), including depositary receipts representing securities of the Index. The Fund seeks to track the investment results of the Index, which is designed to provide broad U.S. equity market exposure with lower ESG risk. The Index includes large- and mid-capitalization companies and employs a best-in-class stock selection process to reduce exposure to companies with high ESG risk relative to their sector peers, targeting coverage of 50% of the Morningstar US Large-Mid Cap Index (the “parent index”) by float-adjusted market capitalization. Sector constraints are applied to preserve market-like exposure. The Fund’s investments will be concentrated in certain industries to the extent such industries are represented in the Index.

The Fund will concentrate its investments in an industry or group of industries to the extent the Index that the Fund is designed to track is also concentrated.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund, please delete the Underlying Funds table in the entirety and replace with the following:

U.S. Equity	Fixed Income
JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Floating Rate Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Value Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL Multi-Manager U.S. Select Equity Fund	JNL/DoubleLine® Total Return Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Dreyfus Government Money Market Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/DFA U.S. Core Equity Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/DFA U.S. Small Cap Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Income Fund
JNL/Invesco Diversified Dividend Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PIMCO Real Return Fund
JNL/JPMorgan MidCap Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/JPMorgan U.S. Value Fund	JNL/PPM America Investment Grade Credit Fund
JNL/Mellon S&P 500 Index Fund	JNL/PPM America Total Return Fund
JNL/Mellon Nasdaq® 100 Index Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/Mellon U.S. Stock Market Index Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Mellon DowSM Index Fund	JNL/Western Asset Global Multi-Sector Bond Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar SMID Moat Focus Index Fund	Allocation
JNL/Morningstar U.S. Sustainability Index Fund	JNL/BlackRock Global Allocation Fund
JNL/Morningstar Wide Moat Index Fund	JNL/Franklin Templeton Income Fund
JNL/Newton Equity Income Fund	JNL/JPMorgan Global Allocation Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	JNL/T. Rowe Price Balanced Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/T. Rowe Price Capital Appreciation Equity Fund	JNL/WMC Balanced Fund
JNL/T. Rowe Price Growth Stock Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	Alternative
JNL/T. Rowe Price Value Fund	Jackson Credit Opportunities Fund
JNL/WMC Equity Income Fund	Jackson Real Assets Fund
JNL/WMC Value Fund	JNL Multi-Manager Alternative Fund
JNL/BlackRock Global Natural Resources Fund
International/Global Equity	JNL/First Sentier Global Infrastructure Fund
JNL Multi-Manager Emerging Markets Equity Fund	JNL/JPMorgan Hedged Equity Fund
JNL Multi-Manager International Small Cap Fund	JNL/JPMorgan Nasdaq® Hedged Equity Fund
JNL/AB Sustainable Global Thematic Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/Baillie Gifford International Growth Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/Causeway International Value Select Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
JNL/DFA International Core Equity Fund	JNL/Westchester Capital Event Driven Fund
JNL/GQG Emerging Markets Equity Fund	_
JNL/Harris Oakmark Global Equity Fund	Sector Equity
JNL/Invesco Global Growth Fund	JNL/Cohen & Steers U.S. Realty Fund
JNL/Lazard International Strategic Equity Fund	JNL/Mellon Communication Services Sector Fund
JNL/Loomis Sayles Global Growth Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon World Index Fund	JNL/Mellon Consumer Staples Sector Fund
JNL/WCM China Quality Growth Fund	JNL/Mellon Energy Sector Fund
JNL/WCM Focused International Equity Fund	JNL/Mellon Financial Sector Fund
JNL/William Blair International Leaders Fund	JNL/Mellon Healthcare Sector Fund
JNL/Mellon Industrials Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon Utilities Sector Fund
JNL/WMC Global Real Estate Fund

This Supplement is dated October 21, 2024.